Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	10 Months Ended
	Jun. 20, 2021	Dec. 31, 2020	Aug. 21, 2020
Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Principal amount borrowed under Secured Loan			$ 6
Secured loan fixed interest rate	3.00%
Sigma Cable Company (Private) Limited [Member] | Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Secured loan pledging ownership percentage as collateral	98.30%
Bottom of range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party		1.23%
Top Of Range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party		2.90%